Business combinations - Intangible Assets from the Business Combination (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) segment	Dec. 31, 2020 BRL (R$) segment
Software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	3 years
Software | Top of range
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	10 years
SimplesVet | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Amount	R$ 15,924
Estimate useful life (years)	7 years
SimplesVet | Customer relationships | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate	0.16
SimplesVet | Software
Disclosure of detailed information about intangible assets [line items]
Amount	R$ 2,807
Estimate useful life (years)	5 years
SimplesVet | Software | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate | segment	0.156
VHSYS | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Amount	R$ 6,134
Estimate useful life (years)	4 years
VHSYS | Customer relationships | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate	0.16
VHSYS | Software
Disclosure of detailed information about intangible assets [line items]
Amount	R$ 14,583
Estimate useful life (years)	5 years
VHSYS | Software | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate | segment	0.156
Linx | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Amount	R$ 1,471,741
Linx | Customer relationships | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate	0.103
Linx | Software
Disclosure of detailed information about intangible assets [line items]
Amount	R$ 340,780
Linx | Software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	4 years
Linx | Software | Top of range
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	10 years
Linx | Software | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate | segment	0.103
Linx | Trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Amount	R$ 214,578
Linx | Trademarks and patents | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate | segment	0.103
Collact | Software
Disclosure of detailed information about intangible assets [line items]
Amount	R$ 11,634
Estimate useful life (years)	4 years
Collact | Software | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate | segment	0.180
Collact | Trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Amount	R$ 774
Estimate useful life (years)	25 years
Collact | Trademarks and patents | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate | segment	0.180
Trampolin | Software
Disclosure of detailed information about intangible assets [line items]
Amount	R$ 7,874
Estimate useful life (years)	5 years
Trampolin | Software | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate | segment	0.180
MLabs | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Amount		R$ 15,044
MLabs | Customer relationships | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate | segment		0.166
Questor | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Amount		R$ 5,876
Questor | Customer relationships | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate | segment		0.172
Questor | Software
Disclosure of detailed information about intangible assets [line items]
Amount		R$ 52,090
Estimate useful life (years)		10 years
Questor | Software | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate | segment		0.182
Questor | Trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Amount		R$ 5,734
Questor | Trademarks and patents | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate | segment		0.182
Sponte | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Amount		R$ 15,390
Sponte | Customer relationships | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate | segment		0.145
Sponte | Software
Disclosure of detailed information about intangible assets [line items]
Amount		R$ 10,354
Estimate useful life (years)		10 years
Sponte | Software | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate | segment		0.155
Sponte | Trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Amount		R$ 6,632
Sponte | Trademarks and patents | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate | segment		0.155
Creditinfo Caribbean | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Amount		R$ 4,332
Creditinfo Caribbean | Customer relationships | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate | segment		0.143
Creditinfo Caribbean | Software
Disclosure of detailed information about intangible assets [line items]
Amount		R$ 46,385
Estimate useful life (years)		7 years
Creditinfo Caribbean | Software | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate | segment		0.153
Creditinfo Caribbean | Operating license
Disclosure of detailed information about intangible assets [line items]
Amount		R$ 7,121
Creditinfo Caribbean | Operating license | Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Discount rate | segment		0.143